Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Cash and due from banks, allowance for credit loss	$ 23	$ 18
Interest-bearing deposits with banks, allowance for credit losses	1	2
Restricted cash, interest-bearing deposits in banks and other financial institutions	1,399	3,420
Debt securities, held-to-maturity, allowance for credit loss (less than)	1	1
Debt securities, held-to-maturity, fair value	44,020	44,711
Debt securities, available-for-sale, amortized cost, net	89,627	80,678
Available-for-sale securities, allowance for credit loss	0	1
Other assets, allowance for credit loss on accounts receivable	2	3
Other assets, fair value	2,151	1,261
Allowance for credit losses on lending related commitments	72	87
Other liabilities, fair value	$ 422	$ 195
Preferred stock, par value (usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (shares)	100,000,000	100,000,000
Preferred stock, issued (shares)	43,826	43,826
Common stock, par value (usd per share)	$ 0.01	$ 0.01
Common stock, authorized (shares)	3,500,000,000	3,500,000,000
Common stock, issued (shares)	1,409,633,842	1,402,429,447
Treasury stock, common, shares (in shares)	691,953,574	643,085,355